Statement of Operations - Detail (Details) - Schedule of operations detail - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenues
Crowdfunding			$ 483,960
Incubation Service			2,260,376
Procurement Services			12,893
Platform Services	225,749	11,252
Total	225,749	11,252	2,757,229
Operating Expenses
Professional Fees	168,862	457,764	410,746
Wages & Benefits	438,259	576,995	1,261,940
Travel Expenses	23,539	51,727	111,945
Depreciation & Amortization	76,749	86,407	101,929
Data Services			56,169
Rent Expense	69,079		505,798
Advertising	3,343,935		931
Business Taxes and Surcharges	13,400	3,956	223
Meals & Entertainment	9,964	34,312	156,941
Other	91,009	38,326	1,267,647
Promotional expense			1,043,102
Impairment loss on investments			74,507
Provision for doubtful debt	(74,080)	880,795
Total	$ 4,160,716	$ 2,130,282	$ 4,991,878